EQUITY SECURITIES - Equity Securities by Market Sector Distribution (Details) - Equity securities - Investment Concentration Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt and Equity Securities, FV-NI [Line Items]
Percentage	100.00%	100.00%
Consumer goods
Debt and Equity Securities, FV-NI [Line Items]
Percentage	7.00%	5.00%
Energy and utilities
Debt and Equity Securities, FV-NI [Line Items]
Percentage	14.00%	3.00%
Finance
Debt and Equity Securities, FV-NI [Line Items]
Percentage	61.00%	66.00%
Healthcare
Debt and Equity Securities, FV-NI [Line Items]
Percentage	1.00%	5.00%
Industrials
Debt and Equity Securities, FV-NI [Line Items]
Percentage	1.00%	2.00%
Information technology
Debt and Equity Securities, FV-NI [Line Items]
Percentage	13.00%	14.00%
Other
Debt and Equity Securities, FV-NI [Line Items]
Percentage	3.00%	5.00%